FINANCING ARRANGEMENTS - Maturities, Schedule of Maturities and Mandatory Payments of Debt Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
2021	$ 0
2022	0
2023	0
2024	2,291
2025	10,632
Thereafter	11,262
Total gross maturities	24,185	$ 26,188
Unamortized discounts	(260)
Total long-term debt and other	$ 23,925	$ 25,895